Income Tax - Schedule of Cumulative Net Operating Losses Carried Forward (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cumulative Net Operating Losses Carried Forward [Line Items]
Total cumulative net operating loss carry-forward	$ 4,330,896	$ 2,674,612	$ 1,269,073
PRC Region [Member]
Schedule of Cumulative Net Operating Losses Carried Forward [Line Items]
Total cumulative net operating loss carry-forward	4,321,912	2,666,264	1,262,629
HK Region [Member]
Schedule of Cumulative Net Operating Losses Carried Forward [Line Items]
Total cumulative net operating loss carry-forward	2,544	1,908
Singapore Region [Member]
Schedule of Cumulative Net Operating Losses Carried Forward [Line Items]
Total cumulative net operating loss carry-forward	$ 6,440	$ 6,440	$ 6,444